Derivative financial instruments and hedging activities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Derivative financial instruments and hedging activities
Note 8 Derivative financial instruments and hedging activities
Derivative instruments are categorized as either financial or non-financial
derivatives. Financial derivatives are financial contracts whose value is derived from an underlying interest rate, foreign exchange rate, credit risk, and equity or equity index.
Non-financial
derivatives are contracts whose value is derived from a precious metal, commodity instrument or index. The notional amount of derivatives represents the contract amount used as a reference point to calculate payments. Notional amounts are generally not exchanged by counterparties, and do not reflect our EAD.
Financial derivatives
Forwards and futures
Forward contracts are
non-standardized
agreements that are transacted between counterparties in the OTC mark
e
t, whereas futures are standardized contracts with respect to amounts and settlement dates, and are traded on regular futures exchanges. Examples of forwards and futures are described below.
Interest rate forwards (forward rate agreements) and futures are contractual obligations to buy or sell an interest-rate sensitive financial instrument on a predetermined future date at a specified price.
Foreign exchange forwards and futures are contractual obligations to exchange one currency for another at a specified price for settlement at a predetermined future date.
Equity forwards and futures are contractual obligations to buy or sell at a fixed value (the specified price) of an equity index, a basket of stocks or a single stock at a predetermined future date.
Swaps
Swaps are OTC contracts in which two counterparties exchange a series of cash flows based on agreed upon rates applied to a notional amount. Examples of swap agreements are described below.
Interest rate swaps are agreements where two counterparties exchange a series of payments based on different interest rates applied to a notional amount in a single currency. Certain interest rate swaps are transacted and settled through clearing houses which act as central counterparties. Cross currency swaps involve the exchange of fixed payments in one currency for the receipt of fixed payments in another currency. Cross currency interest rate swaps involve the exchange of both interest and notional amounts in two different currencies.
Equity swaps are contracts in which one counterparty agrees to pay or receive from the other cash flows based on changes in the value of an equity index, a basket of stocks or a single stock.
Options
Options are contractual agreements under which the seller (writer) grants the purchaser the right, but not the obligation, either to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument or commodity at a specified price, at or by a predetermined future date. The seller (writer) of an option can also settle the contract by paying the cash settlement value of the purchaser’s right. The seller (writer) receives a premium from the purchaser for this right. The various option agreements that we enter into include but are not limited to interest rate options, foreign currency options, equity options and index options.
Credit derivatives
Credit derivatives are OTC contracts that transfer credit risk related to an underlying financial instrument (referenced asset) from one counterparty to another. Credit derivatives include credit default swaps, credit default baskets and total return swaps.
Credit default swaps provide protection against the decline in the value of the referenced asset as a result of specified credit events such as default or bankruptcy. They are similar in structure to an option, whereby the purchaser pays a premium to the seller of the credit default swap in return for payment contingent on a credit event affecting the referenced asset.
Credit default baskets are similar to credit default swaps except that the underlying referenced financial instrument is a group of assets instead of a single asset.
Total return swaps are contracts where one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a referenced asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.
Other derivative products
Other contracts are stable value and equity derivative contracts.
Non-financial
derivatives
Other contracts also include
non-financial
derivative products such as precious metal and commodity derivative contracts in both the OTC and exchange markets.
Derivatives issued for trading purposes
Most of our derivative transactions relate to client-driven sales and trading activities, and associated market risk hedging. Sales activities include the structuring and marketing of derivative products to clients, enabling them to modify or reduce risks. Trading involves market-making, positioning and arbitrage activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenue based on spread and volume. Positioning involves the active management of derivative transactions with the expectation of profiting from favourable movements in prices, rates, or indices. Arbitrage activities involve identifying and profiting from price differentials between markets and product types. Any realized and unrealized gains or losses on derivatives used for trading purposes are recognized immediately in
Non-interest
income – Trading revenue.
Derivatives issued for other-than-trading purposes
We also use derivatives for purposes other than trading, primarily for hedging, in conjunction with the management of interest rate, credit, equity and foreign exchange risk related to our funding, lending, investment activities and asset/liability management.

Interest rate swaps are used to manage our exposure to interest rate risk by modifying the repricing or maturity characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. Purchased options are used to hedge redeemable deposits and other options embedded in consumer products. We manage our exposure to foreign currency risk with cross currency swaps and foreign exchange forward contracts. We predominantly use credit derivatives to manage our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.
Certain derivatives and cash instruments are specifically designated and qualify for hedge accounting. From time to time, we also enter into derivative transactions to economically hedge certain exposures that do not otherwise qualify for hedge accounting, or where hedge accounting is not considered economically feasible to implement. In such circumstances, changes in fair value are reflected in Other income in
Non-interest
income.
Notional amount of derivatives by term to maturity (absolute amounts)
(1)

	As at October 31, 2021
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$866,704	$161,835	$158	$1,028,697	$1,015,263	$13,434
Swaps	3,936,638	6,559,032	4,268,243	14,763,913	14,259,757	504,156
Options purchased	266,798	312,149	185,547	764,494	764,494	–
Options written	271,000	309,540	203,665	784,205	784,205	–
Foreign exchange contracts
Forward contracts	1,730,712	56,335	2,491	1,789,538	1,753,075	36,463
Cross currency swaps	82,316	57,968	72,864	213,148	204,789	8,359
Cross currency interest rate swaps	439,169	1,193,669	776,062	2,408,900	2,376,225	32,675
Options purchased	46,060	16,097	3,059	65,216	65,216	–
Options written	53,342	16,122	3,060	72,524	72,524	–
Credit derivatives (2)	1,027	35,759	6,125	42,911	42,428	483
Other contracts (3)	218,270	98,850	20,757	337,877	325,226	12,651
Exchange-traded contracts
Interest rate contracts
Futures – long positions	110,285	148,262	333	258,880	256,020	2,860
Futures – short positions	173,039	97,364	126	270,529	270,129	400
Options purchased	28,071	15,250	–	43,321	43,321	–
Options written	22,272	1,300	–	23,572	23,572	–
Foreign exchange contracts
Futures – long positions	129	–	–	129	129	–
Other contracts	391,339	84,135	1,175	476,649	476,649	–
	$8,637,171	$9,163,667	$5,543,665	$23,344,503	$22,733,022	$611,481

	As at October 31, 2020
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$2,782,447	$427,464	$340	$3,210,251	$3,172,950	$37,301
Swaps	3,409,078	5,990,160	3,755,593	13,154,831	12,685,595	469,236
Options purchased	282,837	407,782	185,667	876,286	876,153	133
Options written	303,347	410,237	198,222	911,806	911,806	–
Foreign exchange contracts
Forward contracts	1,691,079	32,474	1,788	1,725,341	1,707,082	18,259
Cross currency swaps	80,186	56,563	64,540	201,289	194,773	6,516
Cross currency interest rate swaps	412,053	1,117,048	633,023	2,162,124	2,112,625	49,499
Options purchased	46,719	13,963	3,349	64,031	64,031	–
Options written	50,099	13,407	3,410	66,916	66,916	–
Credit derivatives (2)	1,309	39,877	7,577	48,763	48,244	519
Other contracts (3)	177,220	94,378	20,126	291,724	282,321	9,403
Exchange-traded contracts
Interest rate contracts
Futures – long positions	164,925	112,363	113	277,401	277,401	–
Futures – short positions	205,927	167,350	233	373,510	373,510	–
Options purchased	74,494	14,188	–	88,682	88,682	–
Options written	58,116	10,391	–	68,507	68,507	–
Foreign exchange contracts
Futures – long positions	75	–	–	75	75	–
Other contracts	179,681	30,768	240	210,689	210,689	–
	$9,919,592	$8,938,413	$4,874,221	$23,732,226	$23,141,360	$590,866

(1)	The derivative notional amounts are determined using the standardized approach for measuring counterparty credit risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR).
(2)	Credit derivatives with a notional value of $1 billion (October 31, 2020 – $1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $25 billion (October 31, 2020 – $26 billion) and protection sold of $17 billion (October 31, 2020 – $22 billion).
(3)	Other contracts exclude loan-related commitment derivatives of $9 billion (October 31, 2020 – $2 billion), which are not classified as derivatives under CAR guidelines.

Fair value of derivative instruments
(1)

	As at
	October 31, 2021		October 31, 2020

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$10	$11	$33	$33
Swaps	28,400	23,136	44,732	37,453
Options purchased	4,580	–	7,498	–
Options written	–	5,258	–	8,916
	32,990	28,405	52,263	46,402
Foreign exchange contracts
Forward contracts	11,404	11,515	10,765	10,190
Cross currency swaps	4,469	4,929	5,117	5,080
Cross currency interest rate swaps	23,208	22,382	19,880	21,826
Options purchased	1,021	–	1,292	–
Options written	–	978	–	910
	40,102	39,804	37,054	38,006
Credit derivatives	34	115	463	526
Other contracts	20,827	21,253	21,156	23,985
	93,953	89,577	110,936	108,919
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	1,187	1,116	1,959	1,410
	1,187	1,116	1,959	1,410
Foreign exchange contracts
Forward contracts	305	260	76	85
Cross currency swaps	32	–	89	22
Cross currency interest rate swaps	859	447	2,084	132
	1,196	707	2,249	239
Credit derivatives	–	5	–	5
Other contracts	329	321	105	126
	2,712	2,149	4,313	1,780
Total gross fair values before:	96,665	91,726	115,249	110,699
Valuation adjustments determined on a pooled basis	(810)	27	(1,104)	(115)
Impact of netting agreements that qualify for balance sheet offset	(314)	(314)	(657)	(657)
	$95,541	$91,439	$113,488	$109,927

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2021				October 31, 2020

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$27,771	28,029	39,741	$95,541	$27,072	33,755	52,661	$113,488
Derivative liabilities	26,766	27,938	36,735	91,439	26,507	32,885	50,535	109,927

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values permitted by certain central counterparties.
Interest rate benchmark reform
(1)
We use interest rate contracts in fair value hedges and cash flow hedges to manage our exposure to interest rate risk of our existing and/or forecast assets and liabilities. We also use foreign denominated deposit liabilities in net investment hedges to manage the foreign exchange risk arising from our investments in foreign operations. The hedging instruments designated to manage these risks reference IBORs in multiple jurisdictions and will be affected by the Reform as the markets transition to ABRs as discussed in Note 2.
The following table presents the notional or principal amount of our hedging instruments which reference IBORs that will be affected by the Reform as discussed in Note 2. The notional or principal amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

	As at
	October 31, 2021	October 31, 2020 (2)

(Millions of Canadian dollars)	Notional/Principal amounts	Notional/Principal amounts
Interest rate contracts
USD LIBOR	$38,730	$22,640
GBP LIBOR	290	591
Non-derivative instruments
USD LIBOR	215	231
GBP LIBOR	–	691
	$39,235	$24,153

(1)	Excludes interest rate contracts and
non-derivative
instruments which reference rates in multi-rate jurisdictions, including CDOR, EURO Interbank Offered Rate and Australian Bank Bill Swap Rate (BBSW).
(2)	Amounts have been updated from those previously presented to reflect the regulatory developments related to the USD LIBOR cessation date.
Derivative-related credit risk
Credit risk from derivative transactions is generated by the potential for the counterparty to default on its contractual obligations when one or more transactions have a positive market value to us. Therefore, derivative-related credit risk is represented by the positive fair value of the instrument and is normally a small fraction of the contract’s notional amount.
We subject our derivative transactions to the same credit approval, limit and monitoring standards that we use for managing other transactions that create credit exposure. This includes evaluating the creditworthiness of counterparties, and managing the size, diversification and maturity structure of the portfolio. Credit utilization for all products is compared with established limits on a continual basis and is subject to a standard exception reporting process. We use a single internal rating system for all credit risk exposure, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
Offsetting is a technique that can reduce credit exposure from derivatives and is generally facilitated through the use of master netting agreements and achieved when specific criteria are met in accordance with our accounting policy in Note 2. A master netting agreement provides for a single net settlement of all financial instruments covered by the agreement in the event of default. However, credit risk is reduced only to the extent that our financial obligations to the same counterparty can be set off against obligations of the counterparty to us. We maximize the use of master netting agreements to reduce derivative-related credit exposure. Our overall exposure to credit risk that is reduced through master netting agreements may change substantially following the reporting date as the exposure is affected by each transaction subject to the agreement as well as by changes in underlying market rates. Measurement of our credit exposure arising out of derivative transactions is reduced to reflect the effects of netting in cases where the enforceability of that netting is supported by appropriate legal analysis as documented in our trading credit risk policies.
The use of collateral is another significant credit mitigation technique for managing derivative-related counterparty credit risk.
Mark-to-market
provisions in our agreements with some counterparties, typically in the form of a Credit Support Annex, provide us with the right to request that the counterparty pay down or collateralize the current market value of its derivatives positions when the value exceeds a specified threshold amount.
Replacement cost and credit equivalent amounts are determined in accordance with OSFI’s non-modelled
regulatory
SA-CCR
under the CAR guidelines. The replacement cost represents the total fair value of all outstanding contracts in a gain position after factoring in the master netting agreements and applicable margins, scaled by a regulatory factor. The credit equivalent amount is defined as the replacement cost plus an additional amount for potential future credit exposure also scaled by a regulatory factor. The risk-weighted equivalent is determined by applying appropriate risk-weights to the credit equivalent amount, including those risk weights reflective of model approval under the internal ratings based approach.

Derivative-related credit risk
(1)

	As at

	October 31, 2021			October 31, 2020

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$9	$64	$20	$30	$191	$79
Swaps	4,519	16,203	4,569	7,112	17,324	7,359
Options purchased	113	403	187	142	392	285
Options written	23	415	141	4	307	136
Foreign exchange contracts
Forward contracts	3,085	19,097	4,232	2,796	17,641	4,537
Swaps	2,621	16,484	4,092	2,392	15,349	3,997
Options purchased	177	510	145	465	923	292
Options written	2	196	43	1	155	59
Credit derivatives	913	2,234	213	429	1,839	81
Other contracts	7,668	26,567	10,480	3,577	16,455	7,719
Exchange-traded contracts	1,814	6,218	124	3,137	8,842	177
	$20,944	$88,391	$24,246	$20,085	$79,418	$24,721

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $18 billion (October 31, 2020 – $18 billion).
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2021
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$22,801	$37,938	$16,333	$19,593	$96,665	$42,361	$15,964	$38,340	$96,665
Impact of master netting agreements and applicable margins	20,545	33,257	12,050	9,869	75,721	41,554	15,731	18,436	75,721
Replacement cost (after netting agreements)	$2,256	$4,681	$4,283	$9,724	$20,944	$807	$233	$19,904	$20,944

	As at October 31, 2020
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$30,097	$44,736	$18,392	$22,024	$115,249	$49,146	$22,109	$43,994	$115,249
Impact of master netting agreements and applicable margins	27,110	40,359	14,238	13,457	95,164	48,291	21,534	25,339	95,164
Replacement cost (after netting agreements)	$2,987	$4,377	$4,154	$8,567	$20,085	$855	$575	$18,655	$20,085

(1)	Our internal risk ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment
grade ratings, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
(2)	Counterparty type is defined in accordance with CAR guidelines.
Derivatives in hedging relationships
We apply hedge accounting to minimize volatility in earnings and capital caused by changes in interest rates or foreign exchange rates. Interest rate and currency fluctuations will either cause assets and liabilities to appreciate or depreciate in market value or cause variability in forecasted cash flows. When a hedging relationship is effective, gains, losses, revenue and expenses of the hedging instrument will offset the gains, losses, revenue and expenses of the hedged item.
Derivatives used in hedging relationships are recorded in Other Assets – Derivatives or Other Liabilities – Derivatives on the Balance Sheet. Foreign currency-denominated liabilities used in net investment hedging relationships are recorded in Deposits – Business and Government and Subordinated debentures on the Balance Sheet. Gains and losses relating to hedging ineffectiveness is recorded in
Non-Interest
income and amounts reclassified from hedge reserves in OCI to income is recorded in
Net-interest
income for cash flow hedges and
Non-interest
income for net Investment hedges.
We assess and measure the effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. When cash instruments are designated as hedges of foreign exchange risks, only changes in their value due to foreign exchange risk are included in the assessment and measurement of hedge effectiveness.
Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:
•	Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset and frequency of payment.
•	Difference in the discounting factors between the hedged item and the hedging instrument, taking into consideration the different reset frequency of the hedged item and hedging instrument.
•	Hedging derivatives with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item.
Below is a description of our risk management strategy for each risk exposure that we decide to hedge:
Interest rate risk
We use interest rate contracts to manage our exposure to interest rate risk by modifying the repricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The swaps are designated in either a fair value hedge or a cash flow hedge and predomina
n
tly reference IBORs across multiple jurisdictions. Certain swaps will be affected by the Reform as the market transitions to ABRs by the end of 2021 or beyond.
For fair value hedges, we use interest rate contracts to manage the fair value movements of our fixed-rate instruments due to changes in benchmark interest. The interest rate swaps are entered into on a one-to-one
basis to manage the benchmark interest rate risk, and its terms are critically matched to the specified fixed rate instruments.
We also use interest rate swaps in fair value hedges to manage interest rate risk from residential mortgage assets and funding liabilities. Our exposure from this portfolio changes with the origination of new loans, repayments of existing loans, and sale of securitized mortgages. Accordingly, we have adopted dynamic hedging for that portfolio, in which the hedge relationship is rebalanced on a more frequent basis, such as on a bi-weekly
or on a monthly basis.
For cash flow hedges, we use interest rate swaps to manage the expos
u
re to cash flow variability of our variable rate instruments as a result of changes in benchmark interest rates. The variable rate instruments and forecast transactions which reference certain IBORs will be affected by the Reform. Whilst some of the interest rate derivatives are entered into on a one-to-one
basis to manage a specific exposure, other interest rate derivatives may be entered into for managing interest rate risks of a portfolio of assets and liabilities.
Foreign exchange risk
We manage our exposure to foreign currency risk with cross currency swaps in a cash flow hedge, and foreign exchange forward contracts in a net investment hedge. Certain cash instruments may also be designated in a net investment hedge, where applicable.
For cash flow hedges, we use cross currency swaps and forward contracts to manage the cash flow variability arising from fluctuations in foreign exchange rates on our issued foreign denominated fixed rate liabilities and highly probable forecasted transactions. The maturity profile and repayment terms of these swaps are matched to those of our foreign denominated exposures to limit our cash flow volatility from changes in foreign exchange rates.
For net investment hedges, we use a combination of foreign exchange forwards and cash instruments, such as foreign denominated deposit liabilities, some of which reference IBORs that will be affected by the Reform, to manage our foreign exchange risk arising from our investments in foreign operations. Our most significant exposures include USD, GBP and Euro. When hedging net investments in foreign operations using foreign exchange forwards, only the undiscounted spot element of the foreign exchange forward is designated as the hedging instrument. Accordingly, changes in the fair value of the hedging instrument as a result of changes in forward rates and the effects of discounting are not included in the hedging effectiveness assessment. Foreign operations are only hedged to the extent of the principal of the foreign denominated deposit liabilities or notional amount of the derivative; we generally do not expect to incur significant ineffectiveness on hedges of net investments in foreign operations.
Equity price risk
We use total return swaps in cash flow hedges to mitigate the cash flow variability of the expected payment associated with our cash settled share-based compensation plan for certain key employees by exchanging interest payments for indexed RBC share price change and dividend returns.
Credit risk
We predominantly use credit derivatives to economically hedge our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.
Derivative instruments designated in hedging relationships
The following table presents the fair values of the derivative instruments and the principal amounts of the non-derivative
liabilities, categorized by their hedging relationships, as well as derivatives that are not designated in hedging relationships.
Derivatives and
non-derivative
instruments
(1)

	As at
	October 31, 2021				October 31, 2020
	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship
(Millions of Canadian dollars)	Fair value	Cash flow	Net investment		Fair value	Cash flow	Net investment
Assets
Derivative instruments	$66	$9	$98	$95,368	$102	$1	$19	$113,366
Liabilities
Derivative instruments	131	20	18	91,270	298	30	58	109,541
Non-derivative instruments	–	–	27,157	n.a.	–	–	28,702	n.a.

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable
Net investment hedges

	As at October 31, 2021
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$433	$26,294	$401	$27,128	n.a.	$27,157
Weighted average CAD-USD exchange rate	1.32	1.29	1.30	1.29
Weighted average CAD-EUR exchange rate	–	1.51	1.48	1.51
Weighted average CAD-GBP exchange rate	–	1.72	–	1.72
Forward contracts	$4,951	$–	$–	$4,951	$98	$18
Weighted average CAD-USD exchange rate	1.26	n.a.	n.a.	1.26
Weighted average CAD-EUR exchange rate	1.45	n.a.	n.a.	1.45
Weighted average CAD-GBP exchange rate	1.73	n.a.	n.a.	1.73

	As at October 31, 2020
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$7,722	$18,706	$2,274	$28,702	n.a.	$29,175
Weighted average CAD-USD exchange rate	1.29	1.31	1.31	1.30
Weighted average CAD-EUR exchange rate	–	1.51	1.50	1.51
Weighted average CAD-GBP exchange rate	1.73	1.65	–	1.69
Forward contracts	$7,869	$–	$–	$7,869	$19	$58
Weighted average CAD-USD exchange rate	1.33	n.a.	n.a.	1.33
Weighted average CAD-EUR exchange rate	1.56	n.a.	n.a.	1.56
Weighted average CAD-GBP exchange rate	1.71	n.a.	n.a.	1.71

n.a.	not applicable
The following tables present the details of the hedged items categorized by their hedging relationships:
Fair value hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2021
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$42,810	$–	$(78)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$(1,027)
Fixed rate liabilities (1)	–	65,355	–	(59)	Deposits – Business and government; Subordinated debentures	1,842

	As at and for the year ended October 31, 2020
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$49,272	$–	$1,058	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$879
Fixed rate liabilities (1)	–	68,130	–	1,817	Deposits – Business and government; Subordinated debentures	(1,142)

(1)	As at October 31, 2021, the accumulated amount of fair value hedge adjustments remaining in the Balance Sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a gain of $125 million for fixed-rate assets and a loss of $62 million for fixed-rate liabilities (October 31, 2020 – gain of $32 million and loss of $94 million, respectively).

Cash flow and net investment hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2021
	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$614	$(402)	$206
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	(2,641)	1,310	(399)
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	(98)	1	–
Fixed rate liabilities	Deposits – Business and government	–	–	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	(2,331)	(4,032)	(421)

	As at and for the year ended October 31, 2020
	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$(484)	$294	$285
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	1,839	(1,540)	(523)
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	2	6	–
Fixed rate liabilities	Deposits – Business and government	(164)	–	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	535	(6,363)	(421)

n.a.	not applicable
Effectiveness of designated hedging relationships

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$929	$(98)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	(1,802)	40	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(631)	(17)	$(497)	$279
Interest rate contracts – variable rate liabilities	2,579	9	1,949	(1,024)
Foreign exchange risk
Cross currency swap – fixed rate assets	98	–	98	103
Cross currency swap – fixed rate liabilities	–	–	–	–
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	1,882	–	1,882	–
Forward contracts	449	–	449	1

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(931)	$(52)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	1,157	15	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	501	16	$532	$200
Interest rate contracts – variable rate liabilities	(1,803)	1	(2,127)	(367)
Foreign exchange risk
Cross currency swap – fixed rate assets	(2)	–	3	(5)
Cross currency swap – fixed rate liabilities	164	–	113	122
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(405)	5	(410)	–
Forward contracts	(124)	1	(125)	(28)

(1)	Hedge ineffectiveness recognized in income included losses of $101 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2020 – $94 million).
n.a.	not applicable
Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2021		For the year ended October 31, 2020

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$(1,079)	$4,632	$(6)	$4,221
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	1,452		(1,595)
Foreign exchange risk	100		115
Equity price risk	306		(77)
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	505		277
Foreign exchange risk	(105)		(119)
Equity price risk	(271)		53
De-designated hedges:
Interest rate risk	240		(110)
Net gain on hedge of net investment in foreign operations
Foreign exchange denominated debt		1,882		(410)
Forward foreign exchange contracts		449		(125)
Foreign currency translation differences
for foreign operations		(4,308)		813
Reclassification of losses (gains) on foreign currency translation to income		(7)		(21)
Reclassification of losses (gains) on net investment hedging activities to income		(1)		28
Tax on movements on reserves during the period	(582)	(592)	383	126
Balance at the end of the year	$566	$2,055	$(1,079)	$4,632

The following tables provide the remaining term to maturity analysis of the notional amounts and the weighted average rates of the hedging instruments and their carrying amounts by types of hedging relationships:
Fair value hedges

	As at October 31, 2021
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$10,503	$25,008	$6,568	$42,079	$19	$116
Hedge of fixed rate liabilities	8,939	44,870	11,646	65,455	47	15
Weighted average fixed interest rate
Hedge of fixed rate assets	0.8%	0.7%	1.9%	0.9%
Hedge of fixed rate liabilities	1.5%	1.2%	1.5%	1.3%

	As at October 31, 2020
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$14,410	$28,182	$6,709	$49,301	$1	$298
Hedge of fixed rate liabilities	21,207	38,704	6,415	66,326	101	–
Weighted average fixed interest rate
Hedge of fixed rate assets	1.5%	1.0%	2.0%	1.3%
Hedge of fixed rate liabilities	1.7%	1.4%	1.8%	1.6%

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
Cash flow hedges

	As at October 31, 2021
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$57,304	$28,707	$4,112	$90,123	$–	$–
Hedge of variable rate liabilities	16,659	55,556	13,784	85,999	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	0.5%	1.0%	1.2%	0.7%
Hedge of variable rate liabilities	0.8%	1.2%	1.5%	1.2%
Foreign exchange risk
Cross currency swaps	$–	$183	$–	$183	$9	$–
Weighted average CAD-JPY exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-EUR exchange rate	n.a.	1.52	n.a.	1.52

	As at October 31, 2020
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$15,309	$10,663	$1,762	$27,734	$–	$–
Hedge of variable rate liabilities	5,616	61,697	5,384	72,697	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	0.6%	1.4%	1.8%	1.0%
Hedge of variable rate liabilities	1.9%	1.5%	1.4%	1.5%
Foreign exchange risk
Cross currency swaps	$700	$160	$–	$860	$1	$2
Weighted average CAD-JPY exchange rate	0.01	n.a.	n.a.	0.01
Weighted average CAD-EUR exchange rate	n.a.	1.52	n.a.	1.52

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable